Property, plant and equipment (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	¥ 300,171,142	¥ 285,622,907
Acquisition	363,518	992,484
Additions	42,406,165	43,774,954
Reclassification to Investment property	(45,026)	(1,348)
Other additions	99,348	222,684
Disposals/write-off	(139,855)	(614,528)
Depreciation charge	(21,520,401)	(21,374,961)
Impairment charge	(28,879)	(7,847,378)	¥ (5,719,990)
Other decrease	(433,589)	(262,788)
Currency translation differences	(282,798)	(340,884)
End of the year	320,589,625	300,171,142	285,622,907
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	595,034,068	556,244,130
End of the year	631,982,347	595,034,068	556,244,130
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(269,120,727)	(252,400,884)
End of the year	(288,453,117)	(269,120,727)	(252,400,884)
Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(25,742,199)	(18,220,339)
End of the year	(22,939,605)	(25,742,199)	(18,220,339)
Dams [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	1,355,745	1,559,506
Reclassification	1	(73,290)
Transfer from CIP	4,390	4,773
Depreciation charge	(37,251)	(43,218)
Impairment charge		(92,026)
End of the year	1,322,885	1,355,745	1,559,506
Dams [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	2,218,159	2,305,554
End of the year	2,222,549	2,218,159	2,305,554
Dams [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(402,811)	(343,836)
End of the year	(440,062)	(402,811)	(343,836)
Dams [member] | Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(459,603)	(402,212)
End of the year	(459,602)	(459,603)	(402,212)
Port facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	2,910,291	3,011,605
Transfer from CIP	3,567	24,938
Disposals/write-off	(29,505)
Depreciation charge	(127,260)	(126,252)
End of the year	2,757,093	2,910,291	3,011,605
Port facilities [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	4,000,925	3,975,987
End of the year	3,973,839	4,000,925	3,975,987
Port facilities [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(651,444)	(525,192)
End of the year	(777,556)	(651,444)	(525,192)
Port facilities [member] | Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(439,190)	(439,190)
End of the year	(439,190)	(439,190)	(439,190)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	8,027,086	8,065,975
Reclassification	1,392,362	124,978
Acquisition	14,518	11,222
Additions	40,337	12,839
Reclassification to Investment property	(45,026)	(1,348)
Transfer from CIP	635,095	447,047
Other additions	21,305	23,652
Disposals/write-off	(4,619)	(10,259)
Depreciation charge	(581,157)	(537,815)
Impairment charge		(109,205)
Other decrease	(229)
End of the year	9,499,672	8,027,086	8,065,975
Buildings | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	13,496,843	12,916,746
End of the year	15,716,208	13,496,843	12,916,746
Buildings | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(5,127,671)	(4,614,648)
End of the year	(5,884,746)	(5,127,671)	(4,614,648)
Buildings | Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(342,086)	(236,123)
End of the year	(331,790)	(342,086)	(236,123)
Electric utility plant in service
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	232,500,981	232,291,062
Reclassification	(1,622,016)	38,186
Acquisition	328,410	975,303
Additions	813,507	622,380
Transfer from CIP	41,837,300	27,265,667
Other additions	69,074	189,847
Disposals/write-off	(101,843)	(594,632)
Depreciation charge	(20,225,793)	(20,139,034)
Impairment charge	(27,949)	(7,552,442)
Other decrease	(432,323)	(262,788)
Currency translation differences	(266,085)	(332,568)
End of the year	252,873,263	232,500,981	232,291,062
Electric utility plant in service | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	511,570,031	488,256,686
End of the year	549,459,275	511,570,031	488,256,686
Electric utility plant in service | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(256,998,944)	(241,169,240)
End of the year	(274,980,787)	(256,998,944)	(241,169,240)
Electric utility plant in service | Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(22,070,106)	(14,796,384)
End of the year	(21,605,225)	(22,070,106)	(14,796,384)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	725,346	853,091
Reclassification	8,250	(75,100)
Additions	100
Transfer from CIP	645	7,305
Other additions	4,079
Disposals/write-off		(24)
Depreciation charge	(67,660)	(59,926)
End of the year	670,760	725,346	853,091
Vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	1,334,131	1,410,233
End of the year	1,352,671	1,334,131	1,410,233
Vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(608,003)	(556,149)
End of the year	(681,129)	(608,003)	(556,149)
Vehicles [member] | Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(782)	(993)
End of the year	(782)	(782)	(993)
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	3,071,029	3,156,397
Reclassification	221,403	(14,774)
Acquisition	20,590	4,081
Additions	111,166	163,389
Transfer from CIP	427,103	259,431
Other additions	4,890	9,185
Disposals/write-off	(3,888)	(9,613)
Depreciation charge	(481,280)	(468,716)
Impairment charge	(930)	(24,875)
Other decrease	(1,037)
Currency translation differences	(8,843)	(3,476)
End of the year	3,360,203	3,071,029	3,156,397
Other property, plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	8,504,371	8,429,661
End of the year	9,152,056	8,504,371	8,429,661
Other property, plant and equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(5,331,854)	(5,191,819)
End of the year	(5,688,837)	(5,331,854)	(5,191,819)
Other property, plant and equipment [member] | Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(101,488)	(81,445)
End of the year	(103,016)	(101,488)	(81,445)
CIP [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	51,580,664	36,685,271
Acquisition		1,878
Additions	41,441,055	42,976,346
Transfer from CIP	(42,908,100)	(28,009,161)
Impairment charge		(68,830)
Currency translation differences	(7,870)	(4,840)
End of the year	50,105,749	51,580,664	36,685,271
CIP [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	53,909,608	38,949,263
End of the year	50,105,749	53,909,608	38,949,263
CIP [member] | Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	¥ (2,328,944)	(2,263,992)
End of the year		¥ (2,328,944)	¥ (2,263,992)